Investment Holding Level 4 Investment Income (Details) - USD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Net Investment Income [Line Items]
Investment Income, Investment Expense	$ (19)	$ (18)	$ (26)	$ (24)
Net investment income	520	509	816	924
Fixed Maturities [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	395	343	518	586
Equity Securities [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	4	9	7	6
Mortgage loans [1]
Net Investment Income [Line Items]
Gross Investment Income, Operating	54	49	92	92
Policy loans
Net Investment Income [Line Items]
Gross Investment Income, Operating	32	48	82	84
Limited Partnerships and Other Alternative Investments [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	41	67	130	161
Other Investments [Member]
Net Investment Income [Line Items]
Gross Investment Income, Operating	$ 13	$ 11	$ 13	$ 19